October 29, 2002

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE: Merrill Lynch Municipal Bond Fund, Inc.
Post-Effective Amendment No.28
to the Registration Statement on Form N-1A
Securities Act File No. 2-57354
Investment Company Act No. 811-02688

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended the "1933 Act", Merrill Lynch Municipal Bond Fund, Inc. the "Fund" hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
      Commission on October 25, 2002.

Very truly yours,

Merrill Lynch Municipal Bond Fund, Inc.



______________________
Alice A. Pellegrino
Secretary of the Fund